PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	3 Months Ended
Mar. 31, 2020
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and VIEs

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Bo Yu Finance Lease (Tianjin) Co., Ltd.	Tianjin	March 6, 2015	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Online used car transaction service
Youxin (Shanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youyuan (Beijing) Information Technology Co., Ltd.	Beijing	October 21,2016	100%	Online used car transaction service
Youfang (Beijing) Information Technology Co., Ltd.	Beijing	March 25,2016	100%	Online used car transaction service

		Date of	Percentage
	Place of	incorporation or	of direct	Principal
VIEs	incorporation	acquisition	or indirect	activities
Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11,2011	99.99%	Auction platform
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12,2015	99.99%	Transaction service